SHARE BASED COMPENSATION - Summary of total compensation expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted	¥ 15,806	¥ 16,045	¥ 8,173
Selling and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted	7	83
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted	15,991	15,596	¥ 8,173
Research and development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted	¥ (192)	¥ 366